Citi

One Post Office Square, Suite 3710

Boston, Massachusetts 02109

November 1, 2023

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (the “Registrant”)

Filing Pursuant to Rule 497(j)

File Nos. 033-87762, 811-08918

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the definitive forms of the Strategic Shares Prospectus and Statement of Additional Information (“SAI”) for the Registrant’s portfolios, each dated November 1, 2023, do not materially differ from the forms of the Prospectus and SAI contained in Post-Effective Amendment No. 99 (the “Amendment”) to the Trust’s Registration Statement. This Amendment was electronically filed under Rule 485(b) of the 1933 Act on October 30, 2023 (Accession No. 0001104659-23-112616).

Please feel free to contact the undersigned at 617-859-3504 if you have questions in connection with this filing.

Very truly yours,

/s/ Dimitris Spiliakos

Dimitris Spiliakos
Vice President

cc:	Michael O’Hare – Stradley Ronan Stevens & Young, LLP

Don Felice – Stradley Ronan Stevens & Young, LLP

Colette Bergman – Hirtle, Callaghan & Co. LLC